Summary of Significant Accounting Policies - Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Deposit at banks in excess of Federal Deposit Insurance Corporation (FDIC) insured limits	$ 25.7	$ 9.6
Restricted cash	0.5	$ 0.1
Increase in Restricted Cash	$ 0.4